Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
22. Goodwill
Change in goodwill
22.

GOODWILL
The change in goodwill for the year ended December 31 is due to the following:
millions of dollars

2022 2021
Balance, January 1 $

5,696 $

5,720
GBPC impairment charge
(1)
(73) -

Change in FX rate

389 (24)
Balance, December 31 $

6,012 $

5,696
(1) At the beginning of the period, Emera's accumulated impairment charges related to GBPC were $ 30 million.